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                       SALOMON BROTHERS INVESTMENT SERIES
                              7 World Trade Center
                            New York, New York 10048
                                 (800) SALOMON
                                 (800) 725-6666

             SUPPLEMENT DATED DECEMBER 1, 1997 TO PROSPECTUS DATED
                                 APRIL 29, 1997

The following information supplements and should be read in conjunction with the caption "Investment Manager" under the heading of the current Prospectus for Salomon Brothers Investment Series (the "Series") entitled "Management" and the caption "Distributor" under the heading of such Prospectus entitled "Purchase of Fund Shares:"

     "On November 28, 1997, Salomon Inc ("Salomon"), the ultimate parent company of Salomon Brothers Asset Management Inc ("SBAM"), Salomon Brothers Asset Management Limited ("SBAM Ltd."), Salomon Brothers Asset Management Asia Pacific Limited ("SBAM AP"), and Salomon Brothers Inc ("Salomon Brothers"), the Series Funds' distributor, merged with and into Smith Barney Holdings Inc., a subsidiary of Travelers Group Inc. ("Travelers"), to form a new company called Salomon Smith Barney Holdings Inc. (the "Transaction"). Upon consummation of the Transaction, Travelers became the ultimate parent of SBAM, SBAM Ltd., SBAM AP and Salomon Brothers, which continue to serve as the investment adviser, subadvisers and distributor, respectively, to the Series. Travelers is a diversified financial services company engaged in investment services, asset management, consumer finance and life and property casualty insurance services.

     Under certain interpretations, the Transaction might be deemed to create an "assignment," as defined in the Investment Company Act of 1940, as amended, of:
(i) the Management Contracts with SBAM; (ii) the Subadvisory Agreements between SBAM and SBAM Ltd. on the one hand and SBAM and SBAM AP, on the other hand, with regard to certain of the Funds; and (iii) the Distribution Agreements with Salomon Brothers, which, if so interpreted, would have resulted in the termination of such contracts and agreements. Accordingly, the Board approved new management contracts, subadvisory agreements and distribution agreements for the Funds identical in all material respects to the existing contracts and agreements, which became effective on November 28, 1997. The new management and subadvisory agreements will be presented to stockholders for approval at Special Meetings of Stockholders scheduled to held on January 14, 1998."




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                       SALOMON BROTHERS INVESTMENT SERIES
                              7 World Trade Center
                            New York, New York 10048
                                 (800) SALOMON
                                 (800) 725-6666

                      SUPPLEMENT DATED DECEMBER 1, 1997 TO
                   STATEMENT OF ADDITIONAL INFORMATION DATED
                                 APRIL 29, 1997

The following information supplements and should be read in conjunction with the captions "Investment Manager" and "Distributor" contained under the heading of the current Statement of Additional Information for Salomon Brothers Investment Series (the "Series") entitled "Investment Management:"

     "On November 28, 1997, Salomon Inc ("Salomon"), the ultimate parent company of Salomon Brothers Asset Management Inc ("SBAM"), Salomon Brothers Asset Management Limited ("SBAM Ltd."), Salomon Brothers Asset Management Asia Pacific Limited ("SBAM AP"), and Salomon Brothers Inc ("Salomon Brothers"), the Series Funds' distributor, merged with and into Smith Barney Holdings Inc., a subsidiary of Travelers Group Inc. ("Travelers"), to form a new company called Salomon Smith Barney Holdings Inc. (the "Transaction"). Upon consummation of the Transaction, Travelers became the ultimate parent of SBAM, SBAM Ltd., SBAM AP and Salomon Brothers, which continue to serve as the investment adviser, subadvisers and distributor, respectively, to the Series. Travelers is a diversified financial services company engaged in investment services, asset management, consumer finance and life and property casualty insurance services.

     Under certain interpretations, the Transaction might be deemed to create an "assignment," as defined in the Investment Company Act of 1940, as amended, of:
(i) the Management Contracts with SBAM; (ii) the Subadvisory Agreements between SBAM and SBAM Ltd. on the one hand and SBAM and SBAM AP, on the other hand, with regard to certain of the Funds; and (iii) the Distribution Agreements with Salomon Brothers, which, if so interpreted, would have resulted in the termination of such contracts and agreements. Accordingly, the Board approved new management contracts, subadvisory agreements and distribution agreements for the Funds identical in all material respects to the existing contracts and agreements, which became effective on November 28, 1997. The new management and subadvisory agreements will be presented to stockholders for approval at Special Meetings of Stockholders scheduled to held on January 14, 1998."


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